Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period, less the weighted-average unvested common stock subject to repurchase or forfeiture as they are not deemed to be issued for accounting purposes. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including convertible preferred stock, stock options, and warrants, to the extent they are dilutive.
The computation of the Company’s basic and diluted net loss per share of common stock under the two-class method attributable to common stockholders was as follows (in thousands, except for per share data):

	Three Months Ended March 31,
	2021	2020
Numerator:
Net loss	$(52,162)	$(24,825)
Denominator:
Weighted-average shares used in computing net loss per share of common stock, basic and diluted	6,746	4,419
Net loss per share of common stock, basic and diluted	(7.73)	(5.62)
We applied the two-class method to calculate its basic and diluted net loss per share of common stock, as the convertible preferred stock are participating securities. The two-class method is an earnings allocation formula that treats a participating security as having rights to earnings that otherwise would have been available to common stockholders. However, the two-class method does not impact the net loss per share of common stock as the Company was in a loss position for each of the periods presented and holders of convertible preferred stock do not have to participate in losses.
Since we were in a loss position for each of the periods presented, diluted net loss per share is the same as basic net loss per share for each period as the inclusion of all potential common stock shares outstanding would have been anti-dilutive. The potentially dilutive securities that were excluded from the diluted per share calculation because they would have been anti-dilutive were as follows:

	Three Months Ended March 31,
	2021	2020
Convertible preferred stock (1)	129,496,639	129,496,639
Warrants to purchase convertible preferred stock	569,093	569,093
Stock options to purchase common stock	25,732,610	23,926,241
Warrants to purchase common stock	5,149,716	117,630
	160,948,058	154,109,603
__________________
(1)Represents the shares of common stock that the convertible preferred stock is convertible into.
Net Loss Per Share
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period, less the weighted-average unvested common stock subject to repurchase or forfeiture as they are not deemed to be issued for accounting purposes. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including convertible preferred stock, stock options, and warrants, to the extent they are dilutive.
The computation of basic and diluted net loss per share of common stock under the two-class method attributable to common stockholders was as follows (in thousands, except for per share data):

	Year Ended December 31,
	2020	2019	2018
Numerator:
Net loss	$(127,007)	$(101,552)	$(91,622)
Denominator:
Weighted-average shares used in computing net loss per share of common stock, basic and diluted	4,913	4,052	2,831
Net loss per share of common stock, basic and diluted	$(25.85)	$(25.06)	$(32.36)
We applied the two-class method to calculate its basic and diluted net loss per share of common stock, as the convertible preferred stock are participating securities. The two-class method is an earnings allocation formula that treats a participating security as having rights to earnings that otherwise would have been available to common stockholders. However, the two-class method does not impact the net loss per share of common stock as we were in a loss position for each of the periods presented and holders of convertible preferred stock do not have to participate in losses.
Since we were in a loss position for each of the periods presented, diluted net loss per share is the same as basic net loss per share for each period as the inclusion of all potential common stock shares outstanding would have been anti-dilutive. The potentially dilutive securities that were excluded from the diluted per share calculation because they would have been anti-dilutive were as follows:

	Year Ended December 31,
	2020	2019	2018
Convertible preferred stock(1)	129,496,639	129,496,639	116,919,732
Warrants to purchase convertible preferred stock	569,093	569,093	569,093
Stock options to purchase common stock	26,359,796	20,401,985	18,518,472
Warrants to purchase common stock	5,149,716	117,630	81,000
Common stock subject to repurchase	—	—	14,000
	161,575,244	150,585,347	136,102,297
__________________
(1)Represents the shares of common stock that the convertible preferred stock is convertible into.